UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Sovereign Investors Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 95.86%		$873,317,608
(Cost $574,143,246)

Aerospace & Defense 2.66%		24,224,480

United Technologies Corp.	301,000	24,224,480

Asset Management & Custody Banks 2.66%		24,196,800

State Street Corp.	355,000	24,196,800

Communications Equipment 5.54%		50,450,746

Cisco Systems, Inc. (I)	1,122,780	37,175,246
Nokia Corp., ADR (Finland) (F)	350,000	13,275,500

Computer Hardware 5.04%		45,902,690

Hewlett-Packard Co.	325,000	16,181,750
International Business Machines Corp.	252,300	29,720,940

Consumer Finance 0.99%		9,015,335

American Express Co.	151,850	9,015,335

Data Processing & Outsourced Services 1.79%		16,286,411

Automatic Data Processing, Inc.	354,592	16,286,411

Department Stores 0.77%		7,033,500

Nordstrom, Inc.	150,000	7,033,500

Distillers & Vintners 0.72%		6,579,750

Diageo Plc, ADR (United Kingdom) (F)	75,000	6,579,750

Drug Retail 1.52%		13,870,500

CVS Corp.	350,000	13,870,500

Electrical Components & Equipment 2.48%		22,618,500

Emerson Electric Co.	425,000	22,618,500

Footwear 1.93%		17,598,000

NIKE, Inc. (Class B)	300,000	17,598,000

General Merchandise Stores 2.01%		18,325,642

Target Corp.	288,275	18,325,642

Health Care Equipment 1.55%		14,102,500

Medtronic, Inc.	250,000	14,102,500

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Home Improvement Retail 1.48%		13,493,000

Home Depot, Inc. (The)	200,000	6,488,000
Lowe's Cos., Inc.	250,000	7,005,000

Household Products 4.31%		39,277,250

Colgate-Palmolive Co.	275,000	19,613,000
Procter & Gamble Co. (The)	279,560	19,664,250

Industrial Conglomerates 6.74%		61,444,790

General Electric Co.	1,018,350	42,159,690
Textron, Inc.	310,000	19,285,100

Industrial Gases 0.88%		8,024,208

Praxair, Inc.	95,800	8,024,208

Industrial Machinery 3.98%		36,282,080

Danaher Corp.	100,000	8,271,000
Dover Corp.	286,400	14,592,080
Illinois Tool Works, Inc.	225,000	13,419,000

Integrated Oil & Gas 9.19%		83,699,120

Chevron Corp.	140,100	13,110,558
ConocoPhillips	150,000	13,165,500
Exxon Mobil Corp.	335,872	31,088,312
Total SA, ADR (France) (F)	325,000	26,334,750

Integrated Telecommunication Services 2.09%		19,039,500

AT&T, Inc.	450,000	19,039,500

Investment Banking & Brokerage 1.96%		17,820,000

Merrill Lynch & Co., Inc.	250,000	17,820,000

Life & Health Insurance 1.63%		14,830,400

AFLAC, Inc.	260,000	14,830,400

Multi-Line Insurance 3.58%		32,589,618

American International Group, Inc.	307,720	20,817,258
Hartford Financial Services Group, Inc. (The)	127,200	11,772,360

Other Diversified Financial Services 6.89%		62,816,910

Bank of America Corp.	457,600	23,003,552
Citigroup, Inc.	509,457	23,776,358
JPMorgan Chase & Co.	350,000	16,037,000

Pharmaceuticals 11.02%		100,411,399

Abbott Laboratories	501,700	26,901,154
Johnson & Johnson	432,850	28,438,245
Lilly (Eli) & Co.	225,000	12,809,250
Teva Pharmaceutical Industries Ltd., ADR (Israel) (F)	450,000	20,011,500
Wyeth	275,000	12,251,250

John Hancock
Sovereign Investors Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Publishing 1.82%		16,545,750

McGraw-Hill Cos., Inc. (The)	325,000	16,545,750

Semiconductors 3.84%		34,981,500

Intel Corp.	400,000	10,344,000
Microchip Technology, Inc.	225,000	8,172,000
Texas Instruments, Inc.	450,000	16,465,500

Soft Drinks 2.73%		24,895,579

PepsiCo, Inc.	339,825	24,895,579

Systems Software 2.50%		22,774,053

Microsoft Corp.	773,050	22,774,053

Tobacco 1.56%		14,187,597

Altria Group, Inc.	204,050	14,187,597

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 3.05%			$27,762,000
(Cost $27,762,000)

Joint Repurchase Agreement 3.05%			27,762,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07
at 3.950% to be repurchased at $27,771,138 on 10-01-07,
collateralized by $17,836,858 of U.S. Treasury Inflation
Indexed Bond, 3.625% due 4-15-28 (valued at $28,317,240,
including interest)	3.950%	$27,762	27,762,000

Total investments (Cost $601,905,246) 98.91%			$901,079,608

Other assets and liabilities, net 1.09%			$9,915,005

Total net assets 100.00%			$910,994,613

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Sovereign Investors Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(I) Non-income-producing security.

The cost of investments owned on September 30, 2007, including short-term investments, was $601,905,246. Gross unrealized appreciation and depreciation of investments aggregated $306,826,629 and $7,652,267, respectively, resulting in net unrealized appreciation of $299,174,362.

Notes to Schedule of Investments - Page 1

Notes to Portfolio of Investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C, Class I and Class R1 of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Notes to Schedule of Investments - Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management,
a subsidiary of
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Sovereign Investors Fund.

290Q3 9/07
11/07

John Hancock

MUTUAL FUNDS

John Hancock Balanced Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 6.95%					$16,214,279
(Cost $16,260,544)

Broadcasting & Cable TV 0.43%					1,009,778

Comcast Cable Communications, Inc.,
Gtd Note	6.200%	11-15-08	BBB+	$1,000	1,009,778

Consumer Finance 0.43%					1,006,380

Household Finance Corp.,
Sr Note	6.400	06-17-08	AA-	1,000	1,006,380

Electric Utilities 2.27%					5,308,087

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	980	1,086,624
Progress Energy Florida, Inc.
Sec Note Ser A	5.800	09-15-17	A-	1,205	1,208,658
Kansas City Power & Light Co.,
Sr Note	6.500	11-15-11	BBB	1,000	1,041,278
Tucson Electric Power Co.,
1st Collateral Trust Bond
Ser B	7.500	08-01-08	BBB	1,944	1,971,527

Electrical Components & Equipment 0.76%					1,767,778

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,750	1,767,778

Multi-Utilities 1.05%					2,439,598

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	2,000	2,439,598

Oil & Gas Storage & Transportation 0.01%					15,449

Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03-15-32	BBB	14	15,449

Other Diversified Financial Services 0.44%					1,030,553

General Electric Capital Corp.,
Note Ser A	6.125	02-22-11	AAA	1,000	1,030,553

Paper Products 0.00%					7,085

Norske Skogindustrier ASA,
Note (Norway) (F)(S)	7.625	10-15-11	BB+	7	7,085

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Regional Banks 0.43%					999,425

Greater Bay Bancorp,
Sr Note Ser B	5.250	03-31-08	BBB-	1,000	999,425

Specialized Finance 0.01%					13,550

Principal Life Global Funding I,
Sec Note (S)	6.250	02-15-12	AA	13	13,550

Thrifts & Mortgage Finance 1.12%					2,616,596

Dominos Pizza Master Issuer, LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	1,000	967,650
Wells Fargo Mortgage-Backed Securities
Trust,
CMO-REMIC Ser 2006-AR12-1A1	6.026	09-25-36	Aaa	1,632	1,648,946

Issuer				Shares	Value

Common stocks 60.59%					$141,384,081
(Cost $109,533,893)

Agricultural Products 4.25%					9,911,951

Archer-Daniels-Midland Co.				206,088	6,817,391
Bunge Ltd. (Bermuda) (F)				28,800	3,094,560

Airlines 1.16%					2,710,121

Northwest Airlines Corp. (I)				152,254	2,710,121

Aluminum 2.47%					5,761,672

Alcoa, Inc.				147,282	5,761,672

Biotechnology 0.73%					1,713,061

Amgen, Inc. (I)				14,600	825,922
OSI Pharmaceuticals, Inc. (I)				26,100	887,139

Broadcasting & Cable TV 0.62%					1,452,682

Liberty Global, Inc. (Class A) (I)				35,414	1,452,682

Communications Equipment 1.32%					3,085,524

3Com Corp. (I)				624,600	3,085,524

Construction & Engineering 2.29%					5,346,383

KBR, Inc. (I)				137,900	5,346,383

Data Processing & Outsourced Services 1.42%					3,307,818

Wright Express Corp. (I)				90,650	3,307,818

Diversified Capital Markets 0.99%					2,313,712

UBS AG (Switzerland) (F)				43,450	2,313,712

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Diversified Chemicals 2.22%		5,188,340

Bayer AG (Germany) (C)	65,498	5,188,340

Diversified Metals & Mining 0.51%		1,188,321

FNX Mining Co., Inc. (Canada) (F)(I)	11,775	391,157
Freeport-McMoRan Copper & Gold, Inc.	7,600	797,164

Electric Utilities 2.37%		5,537,921

British Energy Group Plc (United
Kingdom) (F)	508,550	5,537,921

Gas Utilities 0.59%		1,372,573

Southern Union Co.	44,120	1,372,573

Gold 5.35%		12,470,911

Barrick Gold Corp. (Canada) (F)	124,800	5,026,944
Newmont Mining Corp.	166,420	7,443,967

Health Care Equipment 0.37%		855,477

Kinetic Concepts, Inc. (I)	9,550	537,474
NMT Medical, Inc. (I)(S)	39,900	318,003

Insurance Brokers 0.58%		1,355,646

Willis Group Holdings Ltd. (Bermuda) (F)	33,113	1,355,646

Integrated Oil & Gas 3.15%		7,353,705

Sasol Ltd., ADR (South Africa) (F)	84,437	3,629,947
Suncor Energy, Inc. (Canada) (F)	39,276	3,723,758

Integrated Telecommunication Services 1.89%		4,412,507

Chunghwa Telecom Co., Ltd., ADR
(Taiwan) (F)	238,772	4,412,507

Internet Software & Services 0.90%		2,101,227

eBay, Inc. (I)	53,850	2,101,227

Investment Banking & Brokerage 0.41%		967,500

Aldabra 2 Acquisition Corp. (I)	90,000	967,500

Life & Health Insurance 1.09%		2,532,201

Prudential Financial, Inc.	25,950	2,532,201

Managed Health Care 1.46%		3,397,302

Aetna, Inc.	62,600	3,397,302

Marine 2.62%		6,110,319

Alexander & Baldwin, Inc.	32,696	1,639,050
Diana Shipping, Inc. (Marshall
Islands) (F)	100,000	2,850,000
Oceanfreight, Inc. (Greece) (F)	69,762	1,621,269

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Oil & Gas Equipment & Services 3.21%		7,493,238

Dresser-Rand Group, Inc. (I)	30,900	1,319,739
Halliburton Co.	31,650	1,215,360
Schlumberger Ltd.	13,400	1,407,000
Smith International, Inc.	33,050	2,359,770
Tenaris SA, ADR (Luxembourg) (F)	22,641	1,191,369

Oil & Gas Exploration & Production 5.94%		13,867,846

Delta Petroleum Corp. (I)(L)	25,950	465,803
Denbury Resources, Inc. (I)	129,600	5,791,824
Plains Exploration & Production Co. (I)(S)	29,117	1,287,554
SandRidge Energy, Inc. (I)(S)	100,000	2,100,000
Southwestern Energy Co. (I)	100,900	4,222,665

Oil & Gas Storage & Transportation 1.86%		4,342,650

Williams Cos., Inc. (The)	127,500	4,342,650

Packaged Foods & Meats 0.91%		2,118,494

Sadia SA, ADR (Brazil) (F)(L)	38,034	2,118,494

Pharmaceuticals 3.34%		7,786,039

Anesiva, Inc. (I)	41,800	239,932
Endo Pharmaceuticals Holdings, Inc. (I)	52,650	1,632,677
Inspire Pharmaceuticals, Inc. (I)	45,550	244,604
Nastech Pharmaceutical Co., Inc. (I)(L)	54,200	721,402
Novartis AG, ADR (Switzerland) (F)	22,664	1,245,613
Shire Plc, ADR (United Kingdom) (F)	50,038	3,701,811

Precious Metals & Minerals 1.55%		3,618,995

Silver Standard Resources, Inc. (Canada)
(F)(I)(L)	97,050	3,618,995

Property & Casualty Insurance 2.76%		6,434,113

Berkshire Hathaway, Inc. (Class B) (I)	800	3,161,600
Progressive Corp. (The)	91,400	1,774,074
White Mountains Insurance Group Ltd.
(Bermuda) (F)	2,883	1,498,439

Real Estate Management & Development 0.46%		1,080,130

Eurocastle Investment Ltd. (Channel
Islands) (C)(F)	31,294	1,080,130

Specialized Finance 0.68%		1,582,453

Nasdaq Stock Market, Inc. (I)	24,550	925,044
Nymex Holdings, Inc.	5,050	657,409

Systems Software 1.12%		2,613,249

Microsoft Corp.	88,705	2,613,249

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks 1.35%				$3,154,689
(Cost $3,000,000)

Oil & Gas Exploration & Production	1.35%			3,154,689

Lasmo America Ltd., 8.15%, Ser A (S)		A+	30,000	3,154,689

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities		21.87%			$51,025,978
(Cost $50,457,047)

Government U.S. 13.42%					31,313,984

United States Treasury,
Bond (L)	6.250	08-15-23	AAA	1,000	1,148,828
Bond (L)	6.000	02-15-26	AAA	2,000	2,265,000
Bond (L)	5.375	02-15-31	AAA	675	722,567
Bond (L)	5.250	02-15-29	AAA	1,000	1,048,125
Inflation Indexed Note (L)	2.500	07-15-16	AAA	2,063	2,101,278
Inflation Indexed Note (L)	2.375	04-15-11	AAA	5,247	5,281,323
Inflation Indexed Note (L)	1.875	07-15-13	AAA	1,134	1,116,084
Note (L)	4.875	05-31-08	AAA	500	502,266
Note (L)	4.875	04-30-11	AAA	3,000	3,077,577
Note (L)	4.250	10-15-10	AAA	8,000	8,050,624
Note (L)	4.250	11-15-13	AAA	1,000	997,109
Note (L)	4.000%	08-31-09	AAA	$3,000	3,002,109
Note (L)	4.000	03-15-10	AAA	2,000	2,001,094

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Government U.S. Agency 8.45%					19,711,994

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	08-01-08	AAA	4	3,935
15 Yr Pass Thru Ctf	7.000	07-01-11	AAA	41	42,676
15 Yr Pass Thru Ctf	6.500	08-01-16	AAA	26	26,704
15 Yr Pass Thru Ctf	4.500	12-01-17	AAA	510	493,373
30 Yr Pass Thru Ctf	8.000	01-01-31	AAA	11	11,965
30 Yr Pass Thru Ctf	7.500	04-01-31	AAA	13	13,541
30 Yr Pass Thru Ctf	7.000	06-01-31	AAA	13	13,850
30 Yr Pass Thru Ctf	7.000	06-01-32	AAA	7	7,617
30 Yr Pass Thru Ctf (M)	5.725	08-01-37	AAA	1,000	1,006,758
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	3,000	2,938,493
30 Yr Pass Thru Ctf	5.500	10-01-33	AAA	1,000	979,375
Note (L)	6.000	05-15-11	AAA	1,500	1,574,953
Note (L)	5.125	04-15-11	AAA	1,000	1,021,200
Note	5.125	07-13-09	AAA	8,000	8,095,824
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	9.000	04-15-21	AAA	3	3,278
30 Yr Pass Thru Ctf	6.500	04-15-29	AAA	187	192,047
New Valley Generation II,
Pass Thru Ctf Ser 2001	5.572	05-01-20	AAA	823	808,853
Sec Bond Ser E
Sec Bond Ser E	9.650	11-02-18	AAA	1,790	2,477,552

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 28.00%			$65,319,451
(Cost $65,319,451)

Joint Repurchase Agreement 10.04%			23,427,000

Joint Repurchase Agreement with Barclays
Plc dated 9-28-07 at 3.950% to be
repurchased at $23,434,711 on 10-01-07,
collateralized by $15,051,656 of U.S.
Treasury Inflation Indexed Bond, 3.625%
due 4-15-28 (valued at $23,895,540,
including interest)	3.950	$23,427	23,427,000

		Shares

Cash Equivalents 17.96%			41,892,451

John Hancock Cash Investment Trust (T)(W)		41,892,451	41,892,451

John Hancock
Balanced Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $244,570,935) 118.76%	$277,098,478
Other assets and liabilities, net (18.76%)	($43,774,274)
Total net assets 100.00%	$233,324,204

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Balanced Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(M) These securities having an aggregate value of $1,086,624, or 0.43% of the Fund's net assets, have been purchased as a forward commitments - that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $1,086,624 of Beaver Valley Funding Corp., 9.00% 6-01-17 has been segregated to cover the forward commitments.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,848,531 or 3.36% of the Fund's net assets as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $244,570,935. Gross unrealized appreciation and depreciation of investments aggregated $34,820,491 and $2,292,948, respectively, resulting in net unrealized appreciation of $32,527,543.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle†

James F. Carlin

William H. Cunningham

Charles L. Ladner*

Dr. John A. Moore*

Patti McGill Peterson*

Steven R. Pruchansky

† Non-Independent Trustee

* Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Balanced Fund.

360Q3 9/07
11/07

John Hancock
MUTUAL FUNDS

John Hancock Large Cap Equity Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Credit	Par Value
Issuer, description	rate (%)	date	rating (A)	(000)	Value
Bonds 0.19%					$2,505,000

(Cost $3,886,055)

Airlines 0.19%					2,505,000

Northwest Airlines Corp.,
Conv Sr Note (G)	Zero	11-15-23	D	$3,000	285,000
Gtd Conv Sr Note (G)	Zero	05-15-23	D	25,000	2,220,000

Issuer					Value
Common stocks 90.94%					$1,199,849,608

(Cost $943,589,533)

Agricultural Products 7.80%					102,901,606

Archer-Daniels-Midland Co.					63,768,316
Bunge Ltd. (Bermuda) (F)					39,133,290

Airlines 1.21%					16,015,853

Northwest Airlines Corp. (I)					16,015,853

Aluminum 4.34%					57,333,372

Alcoa, Inc.					57,333,372

Biotechnology 0.03%					378,160

Panacos Pharmaceuticals, Inc. (I)					378,160

Coal & Consumable Fuels 0.40%					5,306,934

CONSOL Energy, Inc.					4,340,790
International Coal Group, Inc. (I)(L)					966,144

Construction & Engineering 2.47%					32,543,926

KBR, Inc. (I)					32,543,926

Data Processing & Outsourced Services 0.66%					8,783,143

Wright Express Corp. (I)					8,783,143

Diversified Chemicals 1.91%					25,201,054

Bayer AG (Germany) (C)					25,201,054

Diversified Metals & Mining 3.69%					48,670,764

Agnico-Eagle Mines Ltd. (Canada) (F)					4,504,410
Freeport-McMoRan Copper & Gold, Inc.
(Class B)					36,076,915
Northern Dynasty Minerals Ltd.
(Canada) (F)(I)					6,718,068

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Titanium Resources Group Ltd. (British
Virgin Islands) (F)(I)	1,371,371

Food Distributors 1.80%	23,736,388

Sadia SA (ADR) (Brazil) (F)(L)	23,736,388

Gold 15.59%	205,669,731

Aurelian Resources, Inc. (Canada)
(F)(I)	7,531,139
Barrick Gold Corp. (Canada) (F)	56,833,066
Gammon Gold, Inc. (Canada) (F)(I)	2,661,632
Goldcorp, Inc. (Canada) (F)	37,163,772
Kinross Gold Corp. (Canada) (F)(I)	12,897,376
Lihir Gold Ltd. (Papua New Guinea) (F)	21,651,669
Mirimar Mining Corp. (Canada) (F)(I)	3,522,958
Newmont Mining Corp.	60,135,012
NovaGold Resources, Inc. (Canada)
(F)(I)	3,273,107

Health Care Equipment 1.09%	14,391,708

Kinetic Concepts, Inc. (I)	3,376,800
NMT Medical, Inc. (I)	5,842,408
Thoratec Corp. (I)	5,172,500

Health Care Technology 0.05%	653,034

Flamel Technologies SA (ADR) (France)
(F)(I)(L)	653,034

Integrated Oil & Gas 6.56%	86,586,332

Sasol Ltd. (ADR) (South Africa) (F)	45,918,436
Suncor Energy, Inc. (Canada) (F)	40,667,896

Integrated Telecommunication Services 1.06%	13,932,460

Chunghwa Telecom Co., Ltd. (ADR)
(Taiwan) (F)	13,932,460

Managed Health Care 2.13%	28,057,590

Aetna, Inc.	28,057,590

Multi-Utilities 4.27%	56,371,154

British Energy Group Plc (United
Kingdom) (F)(I)	56,371,154

Oil & Gas Drilling 1.77%	23,344,829

GlobalSantaFe Corp. (Cayman Islands)
(F)	12,991,742
Pogo Producing Co.	6,580,329
Questar Corp.	814,215
TETRA Technologies, Inc. (I)	2,958,543

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Oil & Gas Equipment & Services 4.63%	61,156,612

BJ Services Co.	5,988,352
Halliburton Co.	17,068,800
Schlumberger Ltd.	15,330,000
Smith International, Inc.	22,769,460

Oil & Gas Exploration & Production 16.63%	219,378,473

Canadian Natural Resources Ltd.
(Canada) (F)	43,090,842
Delta Petroleum Corp. (I)(L)	4,809,702
Denbury Resources, Inc. (I)	49,348,039
EnCana Corp. (Canada) (F)	1,237,000
Newfield Exploration Co. (I)	16,947,504
Petrolifera Petroleum Ltd. (Canada)
(F)(I)	1,323,870
Pioneer Natural Resources Co.	375,583
Plains Exploration & Production Co. (I)	41,424,500
Rosetta Resources, Inc. (I)(S)	4,410,678
SandRidge Energy, Inc. (I)(S)	7,350,000
Southwestern Energy Co. (I)	49,060,755

Oil & Gas Storage & Transportation 3.15%	41,571,933

Williams Cos., Inc. (The)	41,571,933

Pharmaceuticals 2.71%	35,771,522

Anesiva, Inc. (I)	1,836,800
Auxilium Pharmaceuticals, Inc. (I)	1,054,000
Elan Corp., Plc (ADR) (Ireland) (F)(I)	1,270,858
Endo Pharmaceuticals Holdings, Inc. (I)	14,946,820
Inspire Pharmaceuticals, Inc. (I)	1,625,499
Shire Plc (ADR) (United Kingdom) (F)	15,037,545

Precious Metals & Minerals 3.83%	50,492,069

Apex Silver Mines Ltd. (I)	16,071,535
Silver Standard Resources, Inc.
(Canada) (F)(I)(L)	34,420,534

Property & Casualty Insurance 1.08%	14,226,560

Progressive Corp. (The)	14,226,560

Reinsurance 1.80%	23,712,000

Berkshire Hathaway, Inc. (Class B) (I)	23,712,000

Tobacco 0.04%	507,569

Altria Group, Inc.	507,569

Water Utilities 0.24%	3,154,832

Companhia de Saneamento Basico do
Estado de Sao Paulo (ADR) (Brazil) (F)	3,154,832

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Exercise	Expiration	Number of
Issuer	Price ($)	Date	Contracts	Value
Options purchased 1.68%				$22,132,659

(Cost $27,282,731)

Puts 1.68%				22,132,659

Alliance Data Systems Corp.	80	October 07	800	212,000
Alliance Data Systems Corp.	80	December 07	544	163,200
Bear Stearns Cos., Inc. (The)	120	January 08	130	118,300
Bear Stearns Cos., Inc. (The)	115	January 08	170	125,800
Bear Stearns Cos., Inc. (The)	110	January 08	200	114,000
Bear Stearns Cos., Inc. (The)	120	April 08	110	135,300
Bear Stearns Cos., Inc. (The)	115	April 08	120	120,000
Bear Stearns Cos., Inc. (The)	110	April 08	100	87,000
Capital One Fincancial Corp.	65	March 08	535	267,500
Capital One Fincancial Corp.	65	January 09	557	564,798
Google, Imc.	500	January 09	410	1,480,100
Intel Corp.	27	April 08	7,380	2,059,020
iShares	90	December 07	21,652	5,737,780
iShares	88	March 08	7,865	2,162,875
iShares	87	March 08	7,592	1,480,440
iShares	86	March 08	11,931	1,908,960
iShares	85	March 08	16,931	2,370,340
Microchip Technology, Inc.	35	April 08	1,618	388,320
PowerShares	50	December 07	9,517	1,256,244
PowerShares	50	December 07	3,530	441,250
PowerShares	50	January 08	6,022	939,432

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 10.17%			$134,201,404
(Cost $134,201,404)

Joint Repurchase Agreement 7.27%			95,968,000

Joint Repurchase Agreement with
Barclays Plc dated 9-28-2007 at 3.950%
to be repurchased at $95,999,589 on
10-1-2007, collateralized by $61,658,657
US Treasury Inflation Indexed
Bond, 3.625%, due 4-15-28 (valued
at $97,887,360, including interest)	3.950%	$ 95,968	95,968,000

		Shares
Cash Equivalents 2.90%			38,233,404

John Hancock Cash Investment Trust
(T)(W)		38,233	38,233,404

John Hancock
Large Cap Equity Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $1,108,959,723) 102.98%	$1,358,688,671

Other assets and liabilities, net (2.98%)	($39,305,273)

Total net assets 100.00%	$1,319,383,398

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Large Cap Equity Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,760,678 or 0.89% of the net assets applicable to common shareholders as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $1,108,959,723. Gross unrealized appreciation and depreciation of investments aggregated $286,012,146 and $36,283,198, respectively, resulting in net unrealized appreciation of $249,728,948.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends,

Notes to Schedule of Investments - Page 2

interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Large Cap Equity Fund.

500Q3 9/07
11/07

MUTUAL FUNDS

John Hancock Small Cap Intrinsic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 98.19%		$412,945,483

(Cost $407,866,581)

Agricultural Products 1.97%		8,272,173

Shermen WSC Acquisition Corp. (I)	1,292,527	8,272,173

Airlines 3.73%		15,667,733

Continental Airlines, Inc. (Class B) (I)	281,900	9,311,157
Pinnacle Airlines Corp. (I)	396,790	6,356,576

Apparel, Accessories & Luxury Goods 1.56%		6,565,941

Cato Corp. (The)	321,230	6,565,941

Automotive Retail 4.54%		19,086,436

Dollar Thrifty Automotive Group, Inc. (I)	323,900	11,236,091
Group 1 Automotive, Inc.	233,850	7,850,345

Computer Storage & Peripherals 1.44%		6,049,780

Brocade Communications Systems, Inc. (I)	706,750	6,049,780

Diversified Banks 1.76%		7,420,344

Northeast Community Bancorp, Inc.	286,200	3,119,580
Pinetree Capital Ltd. (Canada) (F)(I)	642,657	4,300,764

Diversified Chemicals 2.03%		8,520,501

Koppers Holdings, Inc.	186,600	7,204,626
Omnova Solutions, Inc. (I)	227,660	1,315,875

Diversified Commercial & Professional Services 2.47%		10,401,991

KBR, Inc. (I)	268,300	10,401,991

Diversified Metals & Mining 3.41%		14,350,290

Anvil Mining Ltd. (I)	292,371	5,090,086
FNX Mining Co., Inc. (Canada) (F)(I)	125,813	4,179,417
Massey Energy Co.	232,850	5,080,787

Electric Utilities 2.56%		10,769,973

British Energy Group Plc (United Kingdom) (F)(I)	989,012	10,769,973

Food Distributors 5.78%		24,301,277

Sadia SA, (ADR) (Brazil) (F)	144,224	8,033,277
Seaboard Corp.	8,300	16,268,000

Food Retail 3.52%		14,820,451

Diamond Foods, Inc.	717,350	14,820,451

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Footwear 2.47%		10,386,161

Prime Success International Group Ltd. (Hong Kong) (F)	12,807,373	10,386,161

Gold 1.94%		8,168,916

Mirimar Mining Corp. (Canada) (F)(I)	1,723,400	8,168,916

Health Care Equipment 1.05%		4,427,877

NMT Medical, Inc. (I)	555,568	4,427,877

Health Care Technology 0.53%		2,212,664

Flamel Technologies SA (France) (F)(I)(L)	246,125	2,212,664

Integrated Telecommunication Services 0.97%		4,068,631

MRV Communications, Inc. (I)(L)	1,640,577	4,068,631

Internet Software & Services 5.29%		22,246,427

Knot, Inc. (The) (I)(L)	644,350	13,698,881
RealNetworks, Inc. (I)	1,260,700	8,547,546

Investment Banking & Brokerage 9.32%		39,182,788

Aldabra 2 Acquisition Corp. (I)	1,356,810	14,585,708
TradeStation Group, Inc. (I)	873,250	10,190,828
Wright Express Corp. (I)	394,800	14,406,252

Marine 7.10%		29,872,915

Alexander & Baldwin, Inc.	193,200	9,685,116
Diana Shipping, Inc. (Marshall Islands) (F)	459,600	13,098,600
OceanFreight, Inc. (Greece) (F)(I)	305,043	7,089,199

Multi-Utilities 1.88%		7,918,547

Aquila, Inc. (I)	1,974,700	7,918,547

Networking Equipment 3.81%		16,017,950

3Com Corp. (I)	3,242,500	16,017,950

Oil & Gas Exploration & Production 9.66%		40,646,649

Delta Petroleum Corp. (I)(L)	122,950	2,206,952
Equator Exploration Ltd. (British Virgin Islands) (F)(I)	300,000	258,234
Plains Exploration & Production Co. (I)	274,065	12,119,154
Synenco Energy, Inc. (I)	518,223	5,856,540
Toreador Resources Corp. (I)(L)	70,650	835,790
TXCO Resources, Inc. (I)	1,036,377	9,285,938
Warren Resources, Inc. (I)(L)	804,150	10,084,041

Pharmaceuticals 4.73%		19,892,275

Anesiva, Inc. (I)	481,745	2,765,216
Nastech Pharmaceutical Co., Inc. (I)(L)	367,871	4,896,363
Nu Skin Enterprises, Inc.	756,850	12,230,696

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Precious Metals & Minerals 0.79%			3,306,500

Apex Silver Mines Ltd. (I)		170,000	3,306,500

Property & Casualty Insurance 3.90%			16,408,911

Zenith National Insurance Corp.		365,536	16,408,911

Restaurants 2.83%			11,917,427

Carrols Restaurant Group, Inc. (I)		1,064,056	11,917,427

Semiconductors 0.38%			1,591,818

Kopin Corp. (I)		417,800	1,591,818

Specialized Finance 1.97%			8,290,090

Nasdaq Stock Market, Inc. (I)		220,013	8,290,090

Systems Software 1.58%			6,650,895

Descartes Systems Group, Inc. (The) (I)		1,406,169	6,650,895

Thrifts & Mortgage Finance 1.67%			7,009,076

Brookline Bancorp, Inc.		604,752	7,009,076

Water Utilities 1.55%			6,502,076

PICO Holdings, Inc. (I)		156,488	6,502,076

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 10.37%			$43,604,154
(Cost $43,604,154)

Joint Repurchase Agreement 2.12%			8,898,000

Joint Repurchase Agreement with Barclays Plc dated 9-28-07
at 3.950% to be repurchased at $8,900,929 on 10-1-07,
collateralized by $5,716,892 of U.S. Treasury Inflation
Indexed Bond, 3.625%, due 4-15-28 (valued at $9,075,960,
including interest)	3.950%	$8,898	8,898,000

		Shares
Cash Equivalents 8.25%			34,706,154

John Hancock Cash Investment Trust (T)(W)		34,706,154	34,706,154

John Hancock
Small Cap Intrinsic Value Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Total investments (Cost $451,470,735) 108.56%	$456,549,637

Other assets and liabilities, net (8.56%)	($35,990,217)

Total net assets 100.00%	$420,559,420

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Small Cap Intrinsic Value Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on September 30, 2007, including short-term investments, was $451,470,735. Gross unrealized appreciation and depreciation of investments aggregated $35,334,637 and $30,255,735, respectively, resulting in net unrealized appreciation of $5,078,902.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Small Cap Intrinsic Value Fund.

640Q3 9/07
11/07

John Hancock MUTUAL FUNDS

John Hancock Global Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

9.30.2007

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 92.67%		$10,973,264

(Cost $9,045,658)

Agricultural Products 8.82%		1,044,347

Archer-Daniels-Midland Co.	16,847	557,299
Bunge Ltd. (Bermuda) (F)	3,100	333,095
China Green (Holdings) Ltd. (Bermuda) (F)	142,212	153,953

Construction & Engineering 1.46%		172,358

Vinci SA (France) (F)	2,212	172,358

Diversified Banks 0.69%		81,391

Banco Marco SA (ADR) (Argentina) (F)	1,608	47,291
RAM Energy Resources, Inc. (I)(L)	7,060	34,100

Diversified Chemicals 4.50%		533,226

Bayer AG (Germany) (C)	4,004	317,172
Rhodia SA (France) (C)	5,953	216,054

Diversified Metals & Mining 2.98%		353,494

Centamin Egypt Ltd. (Australia) (F)(I)	38,723	47,931
Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,100	115,379
Northern Dynasty Minerals Ltd. (Canada) (F)(I)	8,920	98,566
Titanium Resources Group Ltd. (British Virgin
Islands) (F)(I)	63,337	91,618

Electric Utilities 8.33%		986,274

British Energy Group Plc (United Kingdom) (F)(I)	90,570	986,274

Food Distributors 8.69%		1,028,701

Cosan Ltd. (Class A) (Brazil) (F)(I)	16,700	215,430
Parmalat SpA (Italy) (C)	37,111	131,416
Sadia SA (ADR) (Brazil) (F)	7,336	408,615
Samyang Genex Co., Ltd. (South Korea) (F)	2,416	273,240

Footwear 2.93%		346,655

Adidas-Salomon AG (Germany) (C)	5,299	346,655

Gold 7.17%		849,363

Aurelian Resources, Inc. (Canada) (F)(I)	4,812	35,931
Goldcorp, Inc. (Canada) (F)(L)	12,109	370,051
Guyana Goldfields, Inc. (Canada) (F)(I)	7,233	72,061
Lihir Gold Ltd. (Papua New Guinea) (F)	74,413	259,456
Mirimar Mining Corp. (Canada) (F)(I)	23,600	111,864

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

Integrated Oil & Gas 3.51%		416,026

Suncor Energy, Inc. (Canada) (F)	4,388	416,026
Integrated Telecommunication Services 2.74%		324,472

Chunghwa Telecom Co., Ltd. (ADR) (Taiwan) (F)	17,558	324,472

Managed Health Care 1.70%		201,884

Aetna, Inc.	3,720	201,884

Oil & Gas Exploration & Production 17.18%		2,033,767

Canadian Natural Resources Ltd. (Canada) (F)	7,600	575,700
Gazprom (Russia) (F)	5,399	236,746
Sasol Ltd. (ADR) (South Africa) (F)	16,568	712,258
Southwestern Energy Co. (I)	12,164	509,063

Oil & Gas Storage & Transportation 2.13%		252,044

Williams Cos., Inc. (The)	7,400	252,044

Personal Products 1.54%		182,041

PT Multi Indocitra Tbk (Indonesia) (F)	1,829,413	182,041

Pharmaceuticals 2.45%		290,076

Shire Plc (ADR) (United Kingdom) (F)	3,921	290,076

Precious Metals & Minerals 4.71%		557,686

Apex Silver Mines Ltd. (Cayman Islands) (F)(I)	14,006	272,417
Silver Standard Resources, Inc. (Canada) (F)(I)	7,650	285,269

Real Estate Management & Development 0.53%		62,700

MBK Public Co., Ltd. (Thailand) (F)	32,810	62,700

Reinsurance 0.30%		35,568

Berkshire Hathaway, Inc. (Class B) (I)	9	35,568

Steel 1.38%		163,754

Tenaris SA (ADR) (Luxembourg) (F)	3,112	163,754

Tobacco 2.81%		332,814

British American Tobacco Plc (United Kingdom) (F)	9,324	332,814
Transportation 2.90%		343,453

Navios Maritime Holdings, Inc. (Marshall Island) (F)	26,138	343,453

Water Utilities 3.22%		381,170

Companhia de Saneamento Basico do Estado de Sao
Paulo (ADR) (Brazil) (F)	7,716	381,170

John Hancock
Global Opportunities Fund
Securities owned by the Fund on
September 30, 2007 (unaudited)

	Interest	Maturity	Par value
Issuer, description, maturity date	rate (%)	date	($000)	Value
Short-term investments 8.11%				$960,521

(Cost $960,326)

Government U.S. Agency 7.40%				876,000

Federal Home Loan Bank,
Disc Note	Zero (Y)	10-01-07	$ 876	876,000
			Shares
Cash Equivalents 0.71%				84,521

John Hancock Cash Investment Trust (T)(W)			84,521	84,521

Total investments (Cost $10,005,984) 100.78%				$11,933,785

Other assets and liabilities, net (0.78%)				($92,612)

Total net assets 100.00%				$11,841,173

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Global Opportunities Fund
Notes to Schedule of Investments
September 30, 2007 (unaudited)

ADR American Depositary Receipt

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of September 30, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield on September 30, 2007.

The cost of investments owned on September 30, 2007, including short-term investments, was $10,005,984. Gross unrealized appreciation and depreciation of investments aggregated $1,995,210 and $67,409, respectively, resulting in net unrealized appreciation of $1,927,801.

Notes to Schedule of Investments - Page 1

Notes to Portfolio of Investments

Security valuation

The net asset value of the shares of Class A, Class B, Class C and Class I of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC), the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities Lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially.

The Fund receives compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests in cash collateral received in connection with securities lending transactions in JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed

Notes to Schedule of Investments - Page 2

by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Opportunities Fund.

690Q3 9/07
11/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: November 19, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 19, 2007